Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 3,270	$ 1,760
Accrued interest expenses	6,692	1,949
Settlement and clearing accounts	1,519	1,075
Lease liabilities	5,502	3,334
Other	3,868	1,457
Total other financial liabilities measured at amortized cost	20,851	$ 9,575
Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Total other financial liabilities measured at amortized cost	$ 8,386